THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
EQUITIES (52.9%)
COMMON STOCK (52.5%)
FOREIGN COMMON STOCK (11.4%)
AUSTRALIA (0.1%)
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)........................................         6,200   $      88,245
CSR Ltd. (Building Materials)....................         9,800          34,248
National Australia Bank Ltd. (Banking)...........         9,550         112,260
Southcorp Holdings Ltd. (Food, Beverages &
  Tobacco).......................................        16,600          52,738
WMC Ltd. (Metals & Mining).......................         8,900          56,056
                                                                  -------------
                                                                        343,547
                                                                  -------------

BELGIUM (0.2%)
Arbed SA (Metals & Mining).......................           500          54,306
Banque Bruxelles Lambert SA (Banking)............           300          63,561
Electrabel SA (Utilities)........................           660         156,042
Fortis AG (Insurance)............................           800         128,193
PetroFina SA (Oil-Production)....................           200          63,593
Solvay SA (Chemicals)............................           105          64,211
                                                                  -------------
                                                                        529,906
                                                                  -------------

FINLAND (0.1%)
Kemira OY (ADR) (Chemicals)......................         2,200          55,369
Metra OY (Industrial)............................           100           5,598
Nokia AB (Telecommunications-Equipment)..........         3,100         179,448
Rautaruukki OY (Metals & Mining).................         4,800          44,261
UPM-Kymmene Corporation (Forest Products &
  Paper)+........................................         3,100          64,905
                                                                  -------------
                                                                        349,581
                                                                  -------------

FRANCE (1.2%)
AXA (Insurance)..................................            31           1,968
Carrefour Supermarche (Retail)...................           265         172,088
Castorama Dubois (Retail)........................           696         119,554
CEP Communications (Broadcasting & Publishing)...           900          63,448
Christian Dior SA (Retail).......................         1,090         175,491
Compagnie de Saint Gobain (Building Materials)...           690          97,420

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FRANCE (CONTINUED)
Compagnie Generale des Eaux (Utilities)..........         1,583   $     195,792
Credit Commercial de France (Banking)............         1,950          90,022
Credit Local de France (Financial Services)......         1,650         143,458
Elf Aquitaine SA (Oil-Services)..................         2,720         247,109
Erid Beghin Say (Insurance)......................           600          96,370
Essilor International (Health Services)..........           425         128,757
Groupe Danone (Food, Beverages & Tobacco)........           856         119,046
L'Air Liquide (Chemicals)........................           839         130,722
Lafarge SA (Building Materials)..................         1,490          89,221
Lagardere Groupe (Entertainment, Leisure &
  Media).........................................         3,240          88,748
Pathe SA (Entertainment, Leisure & Media)+.......           270          64,920
Peugeot SA (Automotive)..........................           585          65,716
Promodes (Retail)................................           420         118,356
Rexel SA (Electrical Equipment)..................           240          72,710
Rhone-Poulenc (Chemicals)........................         3,511         119,470
Sanofi (Pharmaceuticals).........................         1,077         106,897
Sidel SA (Machinery).............................         1,400          96,139
Societe Generale (Banking).......................           940         101,436
Synthelabo (Pharmaceuticals).....................         1,450         156,471
Total SA (Oil-Services)..........................         2,160         175,335
Union des Assurances Federales (Insurance).......         1,300         160,039
Usinor Sacilor (Metals & Mining).................         2,600          37,759
Valeo SA (Automotive)............................         1,980         121,876
                                                                  -------------
                                                                      3,356,338
                                                                  -------------

GERMANY (1.0%)
Allgemeine Handelsgesellschaft der Verbraucher AG
  (Retail)+......................................           350         100,609
Allianz AG Holding (Insurance)...................           156         283,432
BASF AG (Chemicals)..............................         5,900         226,948
Bayer AG (Chemicals).............................         4,830         196,822
Bayerische Hypotheken-und Wechsel Bank AG
  (Banking)......................................         6,400         193,315
Bilfinger & Berger Bau AG (Construction &
  Housing).......................................         1,800          65,991
Daimler Benz AG (Automotive)+....................         1,680         115,553

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)
Deutsche Pfandbrief & Hypothekenbank AG
  (Banking)......................................         2,010   $      90,607
Deutsche Telekom AG (Telecommunication
  Services)+.....................................        15,380         323,845
Douglas Holding AG (Retail)......................         1,400          54,960
Dresdner Bank AG (Banking).......................         5,200         155,550
Fried, Krupp AG Hoesch Krupp (Machinery).........         1,250         201,965
Munchener Rueckversicherungs-Gesellschaft
  (Insurance)....................................            97         242,011
Siemens AG (Electrical Equipment)................         4,970         233,809
VEBA AG (Utilities)..............................         5,550         320,516
                                                                  -------------
                                                                      2,805,933
                                                                  -------------

HONG KONG (0.4%)
Bank of East Asia Ltd. (Banking).................        12,800          56,926
Cheung Kong Holdings Ltd. (Real Estate)..........        27,000         239,981
Henderson Land Development Company Ltd. (Real
  Estate)........................................        17,000         171,429
Hong Kong Electric Holdings Ltd. (Electric)......        18,000          59,806
Hong Kong Telecommunications Ltd.
  (Telecommunications)...........................        43,600          70,177
HSBC Holdings PLC (Banking)......................         8,000         171,170
Hutchison Whampoa Ltd. (Multi-Industry)..........        16,000         125,663
Sing Tao Holdings (Broadcasting & Publishing)....        82,000          35,779
Sun Hung Kai Properties Ltd. (Real Estate).......         9,000         110,246
Swire Pacific Ltd. (Multi-Industry)..............        12,000         114,415
Television Broadcast Ltd. (Entertainment, Leisure
  & Media).......................................        20,000          79,897
                                                                  -------------
                                                                      1,235,489
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

IRELAND (0.1%)
Bank of Ireland PLC (Banking)....................        12,000   $     109,269
CRH PLC (Building Materials).....................         4,800          49,719
Irish Life PLC (Insurance).......................         9,000          41,661
Jefferson Smurfit Group PLC (Forest Products &
  Paper).........................................        30,500          92,661
                                                                  -------------
                                                                        293,310
                                                                  -------------

ITALY (0.4%)
Arnoldo Mondadori Editore SPA (Entertainment,
  Leisure & Media)...............................         9,000          73,101
Assicurazioni Generali SPA (Insurance)...........         9,000         170,174
ENI SPA (Oil-Services)...........................        37,000         189,441
Fiat SPA (Automotive)............................        32,000          96,600
Instituto Mobiliare Italiano SPA (Financial
  Services)......................................        12,000         102,598
Montedison SPA (Chemicals)+......................       105,000          71,404
Parmalat Finanziaria SPA (Food, Beverages &
  Tobacco).......................................        47,000          71,713
Stet Societa' Finanziaria Telefonica SPA
  (Telecommunication Services)...................        26,000          87,636
Telecom Italia SPA (Telecommunications)..........        68,000         176,205
                                                                  -------------
                                                                      1,038,872
                                                                  -------------

JAPAN (2.8%)
Asahi Bank Ltd. (Banking)........................        20,000         177,479
Asahi Glass Co. Ltd. (Building Materials)........         7,000          65,736
Cosmo Oil Co. Ltd. (Oil-Production)..............        21,000         100,775
Dai Ichi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)..............................         4,000          64,099
Daido Steel Co. Ltd. (Metals & Mining)...........         7,000          25,933
Daiwa Bank Ltd. (Banking)........................        40,000         208,495
Daiwa Danchi Co. Ltd. (Real Estate)+.............         6,000          28,121
Daiwa Securities Co. Ltd. (Financial Services)...         8,000          70,992
East Japan Railway Co. (Railroads)...............            52         233,411
Ebara Corp. (Machinery)..........................        11,000         143,103

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Familymart Co. Ltd. (Retail).....................         2,400   $      95,735
Fujitsu Ltd. (Computer Systems)..................        11,000         102,352
Gakken Co. Ltd. (Broadcasting & Publishing)......        21,000         118,506
Gunze Ltd. (Textiles)............................        14,000          72,491
Hitachi Ltd. (Electrical Equipment)..............        35,000         325,666
Hokkaido Takushoku Bank Ltd. (Banking)...........        28,000          54,278
Itoham Foods Inc. (Food, Beverages & Tobacco)....        12,000          74,231
Izumi Co. Ltd. (Retail)..........................         4,000          55,828
Izumiya Co. Ltd. (Retail)........................         8,000         113,035
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco).......................................            18         121,737
Kawasaki Kisen Kaisha Ltd. (Transport &
  Services)+.....................................        20,000          45,490
Kyocera Corp. (Electronics)......................         1,000          62,204
Matsushita Electric Industries Co. Ltd.
  (Electronics)..................................        15,000         244,249
Mitsubishi Electric Corp. Ltd. (Electrical
  Equipment).....................................        24,000         142,672
Mitsubishi Heavy Industries Ltd. (Machinery).....        26,000         206,082
Mitsui Petrochemical Industries Ltd.
  (Chemicals)....................................        14,000          72,370
Mitsui Toatsu Chemicals Inc. (Chemicals).........        40,000         121,651
Mitsui Trust & Banking Co. Ltd. (Banking)........        10,000          77,970
Mizuno Corp. (Retail)............................        11,000          83,208
New Oji Paper Co. Ltd. (Forest Products &
  Paper).........................................        11,333          71,570
Nippon Express Co. Ltd. (Transport & Services)...        13,000          88,929
Nippon Hodo Co. Ltd. (Construction & Housing)....         4,000          46,179
Nippon Road Co. Ltd. (Construction & Housing)....         4,000          21,711
Nippon Steel Corp. (Metals & Mining).............        84,000         247,506
Nippon Telegraph & Telephone Corp.
  (Telecommunications)...........................            12          90,773
Nishi-Nippon Railroad Co. (Railroads)............        20,000          68,752
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Nishimatsu Construction Co. Ltd. (Construction &
  Housing).......................................        12,000   $     104,420
Nissan Diesel Motor Co. Ltd. (Automotive)........        10,000          45,748
Nissan Motor Co. Ltd. (Automotive)...............        26,000         150,530
Nissei Sangyo Co. Ltd. (Electrical Equipment)....        11,000         128,888
Nomura Securities Co. Ltd. (Financial
  Services)......................................        16,000         239,855
NSK Ltd. (Machinery).............................        16,000          96,769
Ono Pharmaceuticals Co. Ltd. (Pharmaceuticals)...         4,000         118,894
Ricoh Corp. Ltd. (Electrical Equipment)..........        13,000         148,962
Rohm Co. Ltd. (Semiconductors)...................         2,000         130,955
Sakura Bank Ltd. (Banking).......................        40,000         285,345
San-In Godo Bank Ltd. (Banking)..................         8,000          58,585
Sanden Corp. (Machinery).........................        12,000          95,942
Sankyo Aluminum Industries Co. Ltd. (Building
  Materials).....................................        23,000          90,359
Shikoku Electric Power Co. Inc. (Electric).......         2,500          48,677
Sony Corp. (Electronics).........................         2,000         130,783
Sumitomo Forestry Co. Ltd. (Forest Products &
  Paper).........................................         5,000          60,739
Sumitomo Realty & Development Co. Ltd. (Building
  Materials).....................................        15,000          94,340
Taisei Corp. (Construction & Housing)............        20,000         103,386
Takashimaya Co. Ltd. (Retail)....................         6,000          71,853
The Kagawa Bank Ltd. (Banking)...................         3,000          23,908
Toda Construction Co. (Building Materials).......         6,000          45,490
Toho Bank Ltd. (Banking).........................        22,000         133,058
Toho Gas Co. Ltd. (Natural Gas)..................        22,000          57,810
Tokai Bank Ltd. (Banking)........................        12,000         125,097
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)....................................        15,000         140,863
Tokyo Electric Power Co. Inc. (Electric).........         6,500         142,242
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing)....................................         8,000          99,940
Tosoh Corp. (Chemicals)+.........................        25,000          85,509

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Toyo Construction Co. (Construction & Housing)...        15,000   $      45,748
Toyo Trust & Banking Co. Ltd. (Banking)..........        18,000         144,999
Toyota Motor Corp. (Automotive)..................        21,000         602,481
Ube Industries Ltd. (Chemicals)..................        25,000          70,647
Yamazaki Baking Co. Ltd. (Food, Beverages &
  Tobacco).......................................         4,000          63,755
Yokohama Rubber Company Ltd. (Automotive)........        25,000         116,094
                                                                  -------------
                                                                      8,045,990
                                                                  -------------

MALAYSIA (0.2%)
Commerce Asset-Holding Berhad (Banking)..........        10,328          77,700
IJM Corporation Berhad (Building Materials)......         9,000          21,204
Industrial Oxygen Incorporated Berhad
  (Agriculture)..................................        45,000          69,135
New Straits Times Press Berhad (Entertainment,
  Leisure & Media)...............................        15,000          86,715
Sime Darby Berhad (Multi-Industry)...............        25,000          98,495
Tenaga Nasional Berhad (Telecommunications)......        24,000         114,987
                                                                  -------------
                                                                        468,236
                                                                  -------------
NETHERLANDS (1.9%)
Aegon NV (Insurance).............................         1,740         110,753
Dutch State Mines NV (Chemicals).................           950          93,586
ING Groep NV (Financial Services)................         3,000         107,878
Koninklijke PTT Nederland NV
  (Telecommunications)...........................         2,000          76,196
Philips Electronics NV (Electronics).............         1,540          62,322
PolyGram NV (Entertainment, Leisure & Media).....           600          30,525
Royal Dutch Petroleum Co. (Oil-Services).........         2,200         385,249
Royal Dutch Petroleum Co. (ADR) (Oil-Services)...        17,500       2,988,125
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NETHERLANDS (CONTINUED)
Unilever NV (Food, Beverages & Tobacco)..........           770   $     136,039
Unilever NV (ADR) (Food, Beverages & Tobacco)....         7,400       1,296,850
Wolters Kluwer NV (Broadcasting & Publishing)....           930         123,391
                                                                  -------------
                                                                      5,410,914
                                                                  -------------

NEW ZEALAND (0.1%)
Brierley Investments Ltd. (Financial Services)...        61,000          56,459
Fletcher Challenge Building (Building
  Materials).....................................         4,500          13,830
Fletcher Challenge Paper (Forest Products &
  Paper).........................................        56,100         115,343
Lion Nathan Ltd. (Food, Beverages & Tobacco).....        38,500          92,213
Telecom Corporation of New Zealand
  (Telecommunications)...........................        30,000         153,036
                                                                  -------------
                                                                        430,881
                                                                  -------------

NORWAY (0.2%)
Kvaerner AS, Series B (Capital Goods)............         2,800         121,465
Norsk Hydro AS (Oil-Services)....................         4,600         248,536
Nycomed ASA, Series B (Medical Supplies)+........         3,000          46,043
Orkla ASA (Multi-Industry).......................         1,300          82,454
Storebrand ASA (Insurance)+......................         9,000          52,150
                                                                  -------------
                                                                        550,648
                                                                  -------------

SINGAPORE (0.1%)
Development Bank Singapore (Banking).............         8,000         108,091
Keppel Corporation Ltd. (Multi-Industry).........         6,000          46,754
Singapore Airlines Ltd. (Airlines)...............         5,000          45,395
Singapore Land Ltd. (Real Estate)................         7,000          38,783
Singapore Press Holdings (Entertainment, Leisure
  & Media).......................................         2,000          39,462
Singapore Telecommunications Ltd.
  (Telecommunications)...........................        13,000          30,669
                                                                  -------------
                                                                        309,154
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SPAIN (0.4%)
Autopistas Concesionaria Espanola SA
  (Transportation)...............................         6,000   $      82,568
Banco Bilbao Vizcaya SA (Banking)................           300          16,168
Banco Intercontinental Espanol (Financial
  Services)......................................           900         139,281
Banco Pastor (Banking)...........................         1,100          70,359
Banco Popular Espanol SA (Banking)...............           700         137,228
Fuerzas Electric de Cataluna SA (Electric).......         8,199          80,682
Hidroelectrica del Cantabrico SA (Electric)......         2,000          76,187
Iberdrola SA (Electric)..........................        24,400         345,155
Repsol SA (Gas Exploration)......................         4,400         168,457
                                                                  -------------
                                                                      1,116,085
                                                                  -------------

SWITZERLAND (0.3%)
Georg Fischer AG (Automotive Supplies)...........            50          51,761
Liechtenstein Global Trust AG (Banking)..........            70          35,763
Nestle SA (Food, Beverages & Tobacco)............            95         101,670
Novartis AG (Pharmaceuticals)+...................           230         262,593
Roche Holding AG (Pharmaceuticals)...............            11          85,323
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)....................................            60          63,855
Schweizerischer Bankverein (Banking).............           511          96,855
Societe Generale de Surveillance Holding SA
  (Commercial Services)..........................           160          70,067
                                                                  -------------
                                                                        767,887
                                                                  -------------

UNITED KINGDOM (1.9%)
Abbey National PLC (Banking).....................        14,400         188,270
Allied Colloids Group PLC (Chemicals)............        34,000          70,112
Allied Domecq PLC (Food, Beverages & Tobacco)....        10,300          80,729
Amersham International PLC (Biotechnology).......         3,100          61,008
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
BAT Industries PLC (Food, Beverages & Tobacco)...        18,000   $     149,088
Britannic Assurance PLC (Insurance)..............         9,200         113,357
British Aerospace PLC (Aerospace)................         4,000          87,482
British Airways PLC (Airlines)...................         6,500          67,464
British Petroleum Company PLC (Oil-Services).....        30,446         364,716
British Telecommunications PLC
  (Telecommunications)...........................        14,400          97,339
BTR PLC (Multi-Industry).........................        15,000          73,158
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco).......................................         9,000          75,930
Dalgety PLC (Food, Beverages & Tobacco)..........        14,600          90,695
EMI Group PLC (Entertainment, Leisure & Media)...         4,000          94,447
General Electric Company PLC (Electrical
  Equipment).....................................         6,700          43,914
Glaxo Wellcome PLC (Pharmaceuticals).............        18,000         292,632
Glynwed International PLC (Metals & Mining)......        11,400          65,550
Guardian Royal Exchange PLC (Insurance)..........        25,000         119,149
Guinness PLC (Food, Beverages & Tobacco).........        10,000          78,549
Hillsdown Holdings PLC (Food, Beverages &
  Tobacco).......................................        39,800         136,219
HSBC Holdings PLC (Banking)......................        10,750         240,074
Hyder PLC (Water)................................         8,100         103,407
Kingfisher PLC (Retail)..........................        12,900         139,077
Ladbroke Group PLC (Entertainment, Leisure &
  Media).........................................        24,000          95,285
Lloyds TSB Group PLC (Banking)...................        27,000         199,144
Lucas Varity PLC (Automotive Supplies)+..........        22,000          83,956
MEPC PLC (Real Estate)...........................        11,600          86,154
National Grid Group PLC (Electric)...............        28,000          93,437
National Power PLC (Electric)....................        12,000         100,214
Pilkington PLC (Building Materials)..............        19,500          52,725

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
Racal Electronic PLC (Telecommunications-
  Equipment).....................................        18,200   $      79,733
Rank Group PLC (Entertainment, Leisure &
  Media).........................................        14,500         108,685
Reuters Holdings (Broadcasting & Publishing).....         8,500         109,168
RMC Group PLC (Building Materials)...............         3,000          51,339
Rolls-Royce PLC (Aerospace)......................        16,000          70,369
Royal Bank of Scotland Group (Banking)...........        13,600         130,798
RTZ Corp. PLC (Metals & Mining)..................         5,000          80,260
Sainsbury (J.) PLC (Retail)......................        19,000         125,832
Scottish Power PLC (Electric)....................        19,000         114,127
Sears PLC (Retail)...............................        78,000         125,473
SmithKline Beecham PLC (Pharmaceuticals).........        11,800         163,162
Standard Chartered PLC (Banking).................         7,010          86,013
Tarmac PLC (Construction & Housing)..............        38,000          64,054
Tesco PLC (Retail)...............................        17,000         102,986
Tomkins PLC (Multi-Industry).....................        22,000         101,651
Vodafone Group PLC (Telecommunications)..........        35,000         147,942
Zeneca Group PLC (Pharmaceuticals)...............         4,600         129,494
                                                                  -------------
                                                                      5,334,367
                                                                  -------------
  TOTAL FOREIGN COMMON STOCK (COST
   $26,976,269)..................................                    32,387,138
                                                                  -------------

UNITED STATES (41.1%)
BASIC INDUSTRIES (2.4%)
AGRICULTURE (0.1%)
Dekalb Genetics Corp.............................         5,500         279,812
                                                                  -------------
CHEMICALS (1.2%)
Air Products and Chemicals, Inc..................         3,300         228,112
Albemarle Corp...................................         2,700          48,937
Crompton & Knowles Corp..........................         3,500          67,375
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CHEMICALS (CONTINUED)
Cytec Industries, Inc.+..........................         1,400   $      56,875
E.I. Du Pont De Nemours & Co.....................        19,100       1,802,562
General Chemical Group, Inc......................         1,800          42,525
Georgia Gulf Corp................................         1,500          40,312
Landec Corp.+....................................           500           3,906
Lyondell Petrochemical Co........................         2,400          52,800
OM Group, Inc....................................           400          10,800
Rohm & Haas Co...................................         1,900         155,087
Synalloy Corp....................................           800          12,900
The Dow Chemical Co..............................         7,300         572,137
Union Carbide Corp...............................         6,200         253,425
Wellman, Inc.....................................           100           1,712
                                                                  -------------
                                                                      3,349,465
                                                                  -------------

FOREST PRODUCTS & PAPER (0.4%)
American Pad & Paper Co.+........................         3,000          67,875
Boise Cascade Corp...............................         2,200          69,850
Bowater Inc......................................         2,600          97,825
Caraustar Industries, Inc........................         1,200          39,750
Champion International Corp......................         6,700         289,775
Mead Corp........................................         3,600         209,250
Temple-Inland, Inc...............................         4,300         232,737
Universal Forest Products, Inc...................         1,500          19,687
Weyerhaeuser Co..................................         4,800         227,400
                                                                  -------------
                                                                      1,254,149
                                                                  -------------

METALS & MINING (0.7%)
Allegheny Teledyne, Inc..........................        12,701         292,111
Aluminum Company of America (ALCOA)..............        10,100         643,875
Bethlehem Steel Corp.+...........................         7,100          63,900
Commercial Metals Co.............................         6,000         180,750
Inland Steel Industries, Inc.....................         2,400          48,000
Nucor Corp.......................................         4,400         224,400
Oregon Steel Mills, Inc..........................         1,400          23,450
Phelps Dodge Corp................................         2,700         182,250
Reynolds Metals Co...............................         3,400         191,675
Schnitzer Steel Industries, Inc..................         2,700          68,850
Steel Technologies, Inc..........................         8,400         112,350
Worthington Industries, Inc......................           700          12,731
                                                                  -------------
                                                                      2,044,342
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                     6,927,768
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CONSUMER GOODS & SERVICES (9.2%)
AUTOMOTIVE (0.9%)
Amcast Industrial Corp...........................         1,500   $      37,125
Cooper Tire & Rubber.............................         3,400          67,150
Excel Industries, Inc............................         5,000          83,125
Ford Motor Co....................................        34,600       1,102,875
General Motors Corp..............................        22,000       1,226,500
Lear Corp........................................         2,200          75,075
Simpson Industries, Inc..........................         9,100         100,100
                                                                  -------------
                                                                      2,691,950
                                                                  -------------
BROADCASTING & PUBLISHING (0.6%)
Banta Corp.......................................         1,000          22,687
Comcast Corp.....................................        16,200         288,562
Consolidated Graphics, Inc.+.....................         1,300          73,125
Cox Communications, Inc..........................         2,700          62,437
Digital Generation Systems, Inc.+................           800           6,600
Heartland Wireless Communications, Inc.+.........         1,000          13,062
Heritage Media Corp.+............................         1,900          21,375
K-III Communications Corp.+......................         1,500          16,125
Norwood Promotional Products, Inc.+..............         1,400          24,850
R.R. Donnelley & Sons Co.........................         6,800         213,350
Tele-Communications TCI, Series A+...............        31,000         404,937
U.S. West, Inc. Media Group......................        27,200         503,200
                                                                  -------------
                                                                      1,650,310
                                                                  -------------
CONSTRUCTION & HOUSING (0.0%)*
D.R. Horton, Inc.................................        10,376         112,839
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (1.2%)
Ascent Entertainment Group, Inc.+................         1,900          29,925
Boyd Gaming Corp.+...............................           900           7,425
Carnival Corp....................................        10,300         339,900
Circus Circus Enterprises, Inc.+.................         5,200         178,750
Disney (Walt) Co.................................         4,000         278,500
Education Management Corp.+......................           600          12,450
Grand Casinos, Inc.+.............................         1,900          25,650
Harrah's Entertainment, Inc......................         5,200         103,350
Imax Corp.+......................................         2,100          65,887
International Game Technology....................         4,100          74,825
ITT Corp.........................................         5,800         251,575
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
Johnson Worldwide Associates, Inc.+..............         1,000   $      13,000
MGM Grand, Inc...................................         2,900         101,137
Mirage Resorts, Inc..............................         7,800         168,675
SCP Pool Corp.+..................................         1,000          20,250
Steiner Leisure Ltd..............................         1,000          19,875
Time Warner Inc..................................        24,000         900,000
Viacom, Inc., Class B............................        17,600         613,800
WMS Industries, Inc.+............................         3,500          70,000
                                                                  -------------
                                                                      3,274,974
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (2.9%)
Coca-Cola Co.....................................        26,500       1,394,562
Consolidated Cigar Holdings Inc.+................           400           9,900
Coors (Adolph) Co................................         1,100          21,037
CPC International, Inc...........................         4,200         325,500
Dreyer's Grand Ice Cream, Inc....................           800          23,700
Eskimo Pie Corp..................................           800           8,750
Kellogg Co.......................................        10,000         656,250
Morningstar Group, Inc.+.........................         1,300          25,675
Nabisco Holdings Corp., Class A..................         1,900          73,862
PepsiCo., Inc....................................        69,900       2,044,575
Philip Morris Companies, Inc.....................        26,400       2,973,300
Ralston Purina Co................................         5,300         388,887
Riviana Foods, Inc...............................         1,100          19,181
Sanderson Farms, Inc.............................           800          13,300
Sara Lee Corp....................................         8,900         331,525
Savannah Foods & Industries, Inc.................         1,200          16,200
                                                                  -------------
                                                                      8,326,204
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.2%)
Aaron Rents, Inc.................................         1,400          16,450
Black & Decker Corp..............................         6,000         180,750
Bush Industries, Inc.............................         2,300          44,275
Whirlpool Corp...................................         5,100         237,787
                                                                  -------------
                                                                        479,262
                                                                  -------------

HOUSEHOLD PRODUCTS (1.2%)
Bush Boake Allen, Inc.+..........................         1,200          31,950
Colgate-Palmolive Co.............................         4,400         405,900
Libbey, Inc......................................         2,200          61,325
Procter & Gamble Co..............................        24,600       2,644,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HOUSEHOLD PRODUCTS (CONTINUED)
Rubbermaid, Inc..................................        10,500   $     238,875
Safety 1st, Inc.+................................         4,400          46,750
                                                                  -------------
                                                                      3,429,300
                                                                  -------------

PERSONAL CARE (0.0%)*
French Fragrances, Inc.+.........................         1,800          14,175
International Flavors & Fragrances, Inc..........         2,300         103,500
                                                                  -------------
                                                                        117,675
                                                                  -------------

RESTAURANTS & HOTELS (0.2%)
Candlewood Hotel Company, Inc.+..................         2,000          19,250
Doubletree Corp.+................................           700          31,325
Extended Stay America, Inc.+.....................         3,000          60,375
Hilton Hotels Corp...............................         9,100         237,737
Landry's Seafood Restaurants, Inc.+..............         1,500          32,344
Papa John's International, Inc.+.................           900          30,544
Planet Hollywood International, Inc.+............           200           3,950
                                                                  -------------
                                                                        415,525
                                                                  -------------

RETAIL (1.9%)
Albertson's, Inc.................................         7,000         249,375
AutoZone, Inc....................................         4,900         134,750
Books A Million, Inc.+...........................         2,300          15,812
Catherines Stores Corp.+.........................         3,600          19,350
Charming Shoppes, Inc............................         4,200          21,131
Circuit City Stores, Inc.........................         3,200          96,400
Delia's Inc......................................           100           1,969
Dominick's Supermarkets, Inc.+...................           700          15,225
Duckwall-Alco Stores, Inc.+......................           500           7,062
Federated Department Stores, Inc.+...............         6,800         232,050
Garden Ridge Corp.+..............................         6,000          52,125
General Nutrition Companies, Inc.+...............         4,300          73,100
Lazare Kaplan International, Inc.+...............         1,100          18,837
Linens 'N Things, Inc.+..........................         1,400          27,475
Lithia Motors, Inc...............................           800           8,900
Loehmann's Holdings, Inc.+.......................         1,200          27,600
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
Mattel, Inc......................................         7,600   $     210,900
Nine West Group, Inc.............................         1,200          55,650
Nordstrom, Inc...................................         2,600          92,137
One Price Clothing Stores, Inc.+.................         3,300           9,075
Pacific Sunwear of California+...................           300           7,706
Party City Corp.+................................         1,500          25,125
Penn Traffic Co.+................................         3,200          11,600
Penney (J.C.) Inc................................         7,500         365,625
Sears, Roebuck & Co..............................        21,300         982,462
Stage Stores, Inc.+..............................         1,000          18,000
The Limited, Inc.................................         8,800         161,700
Toys 'R' Us, Inc.+...............................         8,900         267,000
Trans World Entertainment Corp.+.................         1,300           9,344
Urban Outfitters, Inc.+..........................         2,600          34,287
Wal-Mart Stores, Inc.............................        95,400       2,182,275
Wolverine World Wide, Inc........................         1,000          29,000
                                                                  -------------
                                                                      5,463,047
                                                                  -------------

TEXTILES & APPAREL (0.1%)
Ashworth, Inc.+..................................         1,000           5,656
Fruit of the Loom Inc.+..........................         6,000         227,250
Jones Apparel Group, Inc.+.......................         2,900         108,387
V.F. Corp........................................           300          20,250
Worldtex, Inc.+..................................         1,000           8,875
                                                                  -------------
                                                                        370,418
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                    26,331,504
                                                                  -------------

ENERGY (3.1%)
GAS EXPLORATION (0.4%)
Devon Energy Corp................................         1,400          48,650
Enron Corp.......................................        12,600         543,375
K N Energy, Inc..................................         1,100          43,175
Newfield Exploration Co.+........................         2,000          52,000
Pogo Producing Co................................         1,200          56,700
Texas Meridian Resources Corp.+..................         1,200          20,550
Union Pacific Resources Group, Inc...............         9,001         263,268
                                                                  -------------
                                                                      1,027,718
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NATURAL GAS (0.2%)
Columbia Gas System, Inc.........................           100   $       6,362
PanEnergy Corp...................................        12,000         540,000
TransCanada Pipelines Ltd........................           800          14,000
                                                                  -------------
                                                                        560,362
                                                                  -------------

OIL PRODUCTION (2.3%)
Anadarko Petroleum Corp..........................         2,500         161,875
Ashland Inc......................................         2,200          96,525
Chevron Corp.....................................           700          45,500
Exxon Corp.......................................        36,500       3,577,000
Flores & Rucks, Inc.+............................         1,200          63,900
Mobil Corp.......................................        13,300       1,625,925
Monterey Resources, Inc.+........................         1,500          24,187
Texaco Inc.......................................         8,900         873,312
Tosco Corp.......................................         1,500         118,687
Ultramar Diamond Shamrock Corp...................         1,300          41,112
Vastar Resources, Inc............................         1,200          45,600
                                                                  -------------
                                                                      6,673,623
                                                                  -------------

OIL SERVICES (0.2%)
Camco International, Inc.........................         1,000          46,125
Cooper Cameron Corp.+............................         1,390         106,335
Dreco Energy Services Ltd.+......................         1,100          40,425
Global Marine, Inc...............................         5,800         119,625
Input/Output, Inc.+..............................         3,200          59,200
National-Oilwell, Inc.+..........................         1,600          49,200
Schlumberger Ltd.................................           100           9,987
Smith International, Inc.+.......................         2,200          98,725
Trico Marine Services, Inc.+.....................           700          33,775
                                                                  -------------
                                                                        563,397
                                                                  -------------
  TOTAL ENERGY...................................                     8,825,100
                                                                  -------------

FINANCE (6.7%)
BANKING (3.5%)
American Federal Bank, FSB.......................           400           7,600
Banc One Corp....................................        13,600         584,800
Bancorp Hawaii, Inc..............................         1,700          71,400
Bank United Corp.................................           800          21,450
Banknorth Group, Inc.............................         1,500          61,500
Barnett Banks, Inc...............................         2,200          90,475
Boatmen's Bancshares, Inc........................         5,400         347,962
Central Fidelity Banks, Inc......................         1,900          49,400
Charter One Financial, Inc.......................         2,600         109,525
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Citicorp.........................................        15,000   $   1,545,000
Colonial BancGroup, Inc..........................         2,900         116,000
Community First Bankshares, Inc..................           383          10,614
CoreStates Financial Corp........................         9,100         472,062
Crestar Financial Corp...........................         1,651         122,756
Dime Bancorp, Inc.+..............................         4,600          67,850
First Alliance Corp.+............................           400          11,950
First Chicago NBD Corp...........................        13,000         698,750
First Commerce Corp..............................         1,600          62,000
First Hawaiian, Inc..............................         1,000          35,250
First Republic Bancorp, Inc.+....................         1,100          18,425
First Tennessee National Corp....................         3,100         116,056
First Union Corp.................................         8,800         651,200
First Virginia Banks, Inc........................         1,300          62,237
Firstar Corp.....................................         3,400         178,500
FirstFed Financial Corp.+........................         1,400          30,800
Fleet Financial Group, Inc.......................        12,300         613,462
GBC Bancorp......................................         2,400          67,500
Golden West Financial Corp.......................         2,300         145,187
Great Western Financial Corp.....................         5,600         162,400
H.F. Ahmanson and Co.............................         4,300         139,750
HUBCO, Inc.......................................         2,766          68,286
Irwin Financial Corp.............................         1,000          24,500
Mark Twain Bancshares, Inc.......................         1,800          87,750
National Commerce Bancorporation.................         1,400          53,200
NationsBank Corp.................................        13,900       1,358,725
North Fork Bancorporation, Inc...................           200           7,125
Old Kent Financial Corp..........................           300          14,306
Pinnacle Financial Services, Inc.................         1,100          25,987
PNC Bank Corp....................................         8,500         319,812
Regions Financial Corp...........................         2,500         129,219
Republic New York Corp...........................         2,600         212,225
Roosevelt Financial Group, Inc...................         6,900         144,037
Security First Network Bank+.....................           800           8,500
Signet Banking Corp..............................         2,400          73,800
Southtrust Corp..................................         3,800         132,525
Standard Federal Bancorporation..................         1,000          56,875
Sterling Bancshares, Inc.........................         1,600          30,100
TCF Financial Corp...............................         1,400          60,900
Trans Financial, Inc.............................           700          16,275
Trustco Bank Corp................................         1,425          30,370
Washington Federal, Inc..........................         1,800          47,250
Washington Mutual, Inc...........................         2,900         125,606

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Westamerica Bancorporation.......................         1,200   $      69,750
Wilmington Trust Corp............................         1,100          43,725
                                                                  -------------
                                                                      9,812,709
                                                                  -------------

FINANCIAL SERVICES (1.1%)
Advanta Corp.....................................         1,100          44,894
Amresco, Inc.....................................           800          21,300
Beneficial Corp..................................         2,500         158,437
CCB Financial Corp...............................           300          20,475
Cole Taylor Financial Group, Inc.................           500          13,500
Contifinancial Corp..............................         2,000          72,250
Dean Witter Discover & Co........................         7,800         516,750
Edwards (A.G.), Inc..............................         3,000         100,875
Emergent Group, Inc.+............................           800           8,500
Federal National Mortgage Association............        34,700       1,292,575
Finova Group, Inc................................           900          57,825
First USA, Inc...................................         5,600         193,900
Hambrecht & Quist Group+.........................           600          12,975
Litchfield Financial Corp........................         1,460          20,987
Mercury Finance Co...............................         8,100          99,225
Money Store, Inc.................................         1,800          49,950
Paine Webber Group Inc...........................         2,900          81,562
Salomon, Inc.....................................         4,300         202,637
Southwest Securities Group, Inc..................         3,100          45,725
The Bear Stearns Companies, Inc..................         5,300         147,737
WFS Financial, Inc.+.............................         1,400          27,300
Willis Lease Finance Corp.+......................         1,000          12,687
Winthrop Resources Corp..........................           500          14,562
                                                                  -------------
                                                                      3,216,628
                                                                  -------------
INSURANCE (1.8%)
AMBAC, Inc.......................................           900          59,737
American General Corp............................        10,600         433,275
Capital Re Corp..................................         6,850         319,381
Chartwell Re Corp................................         1,200          32,100
Chubb Corp.......................................        11,700         628,875
CIGNA Corp.......................................         5,100         696,787
ITT Hartford Group, Inc..........................         7,200         486,000
Lincoln National Corp............................         5,500         288,750
MBIA, Inc........................................         2,300         232,875
MMI Companies, Inc...............................         4,800         154,800
Ohio Casualty Corp...............................         1,900          67,925
PMI Group, Inc...................................         1,900         105,212
Providian Corp...................................         7,800         400,725
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INSURANCE (CONTINUED)
RenaissanceRe Holdings, Ltd......................         2,600   $      85,800
Safeco Corp......................................         6,600         260,287
St. Paul Companies, Inc..........................         4,300         252,087
Torchmark Corp...................................         3,700         186,850
Transamerica Corp................................         5,600         442,400
USLIFE Corp......................................         1,900          63,175
                                                                  -------------
                                                                      5,197,041
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Arden Realty Group, Inc.+........................         1,200          33,300
Bay Apartment Communities, Inc...................         1,400          50,400
Brandywine Realty Trust..........................           500           9,750
Cali Realty Corporation..........................         1,700          52,487
Capstone Capital Trust, Inc......................         2,600          58,175
Chelsea GCA Realty, Inc..........................         1,800          62,325
Colonial Properties Trust........................         1,800          54,675
Columbus Realty Trust............................         2,300          52,325
Developers Diversified Realty Corp...............         2,500          92,812
Gables Residential Trust.........................         2,300          66,700
Healthcare Realty Trust, Inc.....................         1,600          42,400
Highwoods Properties, Inc........................         1,600          54,000
Liberty Property Trust...........................         1,400          36,050
Oasis Residential, Inc...........................         2,300          52,325
Patriot American Hospitality, Inc................           600          25,875
Price REIT, Inc..................................           700          26,950
Public Storage, Inc..............................         1,400          43,400
Starwood Lodging Trust...........................         1,100          60,637
Weeks Corp.......................................           500          16,625
                                                                  -------------
                                                                        891,211
                                                                  -------------
  TOTAL FINANCE..................................                    19,117,589
                                                                  -------------

HEALTH CARE (4.4%)
BIOTECHNOLOGY (0.1%)
Affymetrix, Inc.+................................           500          10,125
Agouron Pharmaceuticals, Inc.+...................           400          27,050
ArQule, Inc.+....................................           500           7,687
Calgene, Inc.....................................         1,400           7,087
Houghten Pharmaceuticals, Inc.+..................         1,300           6,500
Human Genome Sciences, Inc.+.....................         1,800          73,125
IDEC Pharmaceuticals Corp.+......................           700          16,581
Incyte Pharmaceuticals, Inc.+....................         1,000          51,250
Mycogen Corp.....................................           300           6,375

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BIOTECHNOLOGY (CONTINUED)
ONYX Pharmaceuticals, Inc.+......................         1,000   $      11,187
SangStat Medical Corp.+..........................         1,900          50,112
Sequana Therapeutics, Inc.+......................         1,900          31,112
Somatogen, Inc.+.................................         2,700          29,531
Transkaryotic Therapies, Inc.+...................           300           5,531
Vertex Pharmaceuticals, Inc.+....................           800          32,100
Vical, Inc.+.....................................         1,200          19,725
                                                                  -------------
                                                                        385,078
                                                                  -------------

HEALTH SERVICES (1.5%)
Applied Analytical Industries, Inc.+.............           500           9,625
Apria Healthcare Group, Inc.+....................         6,600         123,750
Columbia / HCA Healthcare Corp...................        42,400       1,727,800
Diagnostic Health Services, Inc.+................         1,400          11,112
Health Care & Retirement Corp.+..................         3,300          94,463
Health Management Associates, Inc.+..............         8,900         200,250
Humana, Inc.+....................................        15,700         300,263
Kapson Senior Quarters Corp.+....................         1,500          12,188
Lifeline Systems, Inc.+..........................           700          12,206
Manor Care, Inc..................................         5,500         148,500
Mariner Health Group, Inc.+......................         6,100          50,706
Paracelsus Healthcare Corp.+.....................         1,500           5,438
Perkin-Elmer Corp................................         3,600         211,950
Sierra Health Services, Inc.+....................         2,400          59,100
Sterling House Corp.+............................         1,500          13,125
Summit Care Corp.+...............................         2,100          33,731
Sunrise Assisted Living, Inc.+...................           400          11,150
Tenet Healthcare Corp.+..........................        17,500         382,813
United Healthcare Corp...........................        14,500         652,500
Ventana Medical Systems, Inc.+...................         3,100          46,500
Vivra, Inc.+.....................................         3,500          96,688
                                                                  -------------
                                                                      4,203,858
                                                                  -------------

MEDICAL SUPPLIES (0.2%)
Bausch & Lomb, Inc...............................         4,800         168,000
CellPro, Inc.+...................................         3,000          36,750
Eclipse Surgical Technologies+...................         1,000           9,000
Heartstream, Inc.+...............................         1,600          19,700
Kensey Nash Corp.+...............................         2,400          35,400
KeraVision, Inc.+................................         3,600          48,600
Medi-Ject Corp.+.................................         2,700           9,788
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
MEDICAL SUPPLIES (CONTINUED)
Perseptive Biosystems, Inc.+.....................         1,200   $       8,213
Physio-Control International Corp.+..............           700          15,575
Research Medical, Inc.+..........................         2,200          50,463
Sola International, Inc.+........................           600          22,800
                                                                  -------------
                                                                        424,289
                                                                  -------------

PHARMACEUTICALS (2.6%)
Alza Corp.+......................................         6,300         163,013
American Home Products Corp......................        15,800         926,275
Bristol-Myers Squibb Co..........................        17,800       1,935,750
Forest Laboratories, Inc.+.......................         3,700         121,175
Johnson & Johnson................................         4,000         199,000
Merck & Company, Inc.............................         9,700         768,725
Pfizer, Inc......................................        21,800       1,806,675
Schering-Plough Corp.............................         4,200         271,950
Warner-Lambert Co................................        16,400       1,230,000
                                                                  -------------
                                                                      7,422,563
                                                                  -------------
  TOTAL HEALTH CARE..............................                    12,435,788
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (4.2%)
BUILDING MATERIALS (0.1%)
BMC West Corp.+..................................           500           6,188
Owens Corning....................................         4,000         170,500
Shaw Group, Inc..................................           400           9,350
USG Corp.+.......................................         3,100         105,013
                                                                  -------------
                                                                        291,051
                                                                  -------------

BUSINESS & PUBLIC SERVICES (0.0%)*
American Residential Services, Inc.+.............           400          10,850
                                                                  -------------

CAPITAL GOODS (0.4%)
ABC Rail Products Corp.+.........................           800          15,850
Applied Power, Inc...............................         2,900         114,913
Cincinnati Milacron, Inc.........................         2,100          45,938
Collins & Aikman Corp.+..........................         3,400          21,250
Cummins Engine Company, Inc......................         2,600         119,600
Eaton Corp.......................................         2,800         195,300
Foster Wheeler Corp..............................         2,100          77,963
IDEX Corp........................................         1,100          43,863
Measurex Corp....................................         2,000          48,000
Modine Manufacturing Co..........................         6,200         163,525
Newport News Shipbuilding Inc....................         1,700          25,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CAPITAL GOODS (CONTINUED)
Strategic Distribution, Inc.+....................         2,700   $      21,600
TRINOVA Corp.....................................         1,500          54,563
Wabash National Corp.............................         2,700          49,613
                                                                  -------------
                                                                        997,478
                                                                  -------------

COMMERCIAL SERVICES (0.2%)
DeVry, Inc.+.....................................         3,000          70,500
Ecolab, Inc......................................         1,900          71,488
Equity Corp. International+......................         1,050          20,606
May & Speh, Inc.+................................         2,100          26,250
Pinkertons, Inc.+................................         1,100          27,638
Robert Half International, Inc.+.................         1,200          41,250
Service Corp. International......................        10,200         285,600
Whittman-Hart, Inc.+.............................           200           5,075
                                                                  -------------
                                                                        548,407
                                                                  -------------

DIVERSIFIED MANUFACTURING (2.4%)
AlliedSignal, Inc................................        22,500       1,507,500
Brady (W.H.) Co..................................         1,700          41,331
Cooper Industries, Inc...........................         7,000         294,875
General Electric Co..............................        21,500       2,125,813
General Motors Corp., Class H....................        20,500       1,153,125
Greenfield Industries, Inc.......................         1,000          30,563
Hexcel Corp.+....................................           800          13,000
Intermet Corp....................................        12,500         199,219
ITT Industries, Inc..............................         3,200          78,400
Johnson Controls, Inc............................         1,400         116,025
Mueller Industries, Inc.+........................         1,100          42,350
Nu-Kote Holding, Inc.+...........................         1,000          10,250
Parker Hannifin Corp.............................         2,400          93,000
Raychem Corp.....................................         1,600         128,200
Tenneco, Inc. - New Shares.......................         8,200         370,025
Tyco International Ltd...........................         7,700         407,138
Xerox Corp.......................................         2,900         152,613
                                                                  -------------
                                                                      6,763,427
                                                                  -------------
ELECTRICAL EQUIPMENT (0.2%)
Anixter International, Inc.+.....................         2,400          38,700
Bolder Technologies Corp.+.......................         1,000          16,375
Encore Wire Corp.+...............................         3,000          51,563
Grainger (W.W.), Inc.............................         3,300         264,825
Kuhlman Corp.....................................           500           9,688
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ELECTRICAL EQUIPMENT (CONTINUED)
MagneTek, Inc.+..................................         1,100   $      14,163
Molex Inc........................................         2,300          81,794
                                                                  -------------
                                                                        477,108
                                                                  -------------

MACHINERY (0.3%)
Caterpillar, Inc.................................         8,900         669,725
Ingersoll-Rand Co................................         3,500         155,750
                                                                  -------------
                                                                        825,475
                                                                  -------------

POLLUTION CONTROL (0.6%)
American Disposal Services, Inc.+................         2,200          39,875
Browning-Ferris Industries, Inc..................         9,100         238,875
Culligan Water Technologies, Inc.+...............           700          28,350
Dames & Moore, Inc...............................         4,800          70,200
Sevenson Environmental Services, Inc.............         1,200          20,400
Tetra Technologies, Inc.+........................         1,800          45,788
WMX Technologies, Inc............................        39,500       1,288,688
                                                                  -------------
                                                                      1,732,176
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    11,645,972
                                                                  -------------

TECHNOLOGY (6.7%)
AEROSPACE (1.1%)
Boeing Co........................................        17,300       1,840,288
Coltec Industries, Inc.+.........................         3,800          71,725
General Dynamics Corp............................         1,200          84,600
Lockheed Martin Corp.............................         4,200         384,300
McDonnell Douglas Corp...........................         4,900         313,600
Northrop Grumman Corp............................         1,100          91,025
Orbital Sciences Corp.+..........................         4,900          83,913
Raytheon Co......................................         4,500         216,563
Rohr Industries, Inc.+...........................         2,900          65,613
                                                                  -------------
                                                                      3,151,627
                                                                  -------------

COMPUTER PERIPHERALS (0.1%)
EMC Corp.+.......................................         5,900         195,438
In Focus Systems, Inc.+..........................         1,100          23,581
Pinnacle Systems, Inc.+..........................         1,500          15,563
Quantum Corp.+...................................           600          17,100
Raster Graphics, Inc.+...........................         1,200          13,650
                                                                  -------------
                                                                        265,332
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER SOFTWARE (0.8%)
Acxiom Corp.+....................................           600   $      14,325
Analogy, Inc.+...................................         1,000           4,438
Aspen Technology, Inc.+..........................           400          31,950
Avid Technology, Inc.+...........................         1,200          12,525
Clarify, Inc.....................................           100           4,769
Computer Associates International, Inc...........         6,500         323,375
Edify Corp.+.....................................         1,700          27,519
Forte Software, Inc.+............................           400          13,075
Inso Corp.+......................................           800          31,500
Legato Systems, Inc..............................           100           3,244
MathSoft, Inc.+..................................         2,000           7,438
Mentor Graphics Corp.+...........................            85             834
MetaTools, Inc.+.................................           500           5,844
Metromail Corp.+.................................           800          14,600
Microsoft Corp.+.................................         9,800         810,338
Microware Systems Corp.+.........................           700           9,625
Network General Corp.+...........................         3,300          99,619
Objective Systems Integrators, Inc.+.............         1,400          33,163
Oracle Corp.+....................................        18,000         750,375
Red Brick Systems, Inc.+.........................           600          13,650
Simulation Sciences, Inc.+.......................         1,000          14,813
SPS Transaction Services, Inc.+..................           400           6,100
Transaction Systems Architects, Inc.+............         1,000          33,000
Tripos, Inc.+....................................         2,200          26,263
Verity, Inc.+....................................           200           3,050
VideoServer, Inc.................................           300          12,675
Visigenic Software, Inc.+........................         1,600          23,900
                                                                  -------------
                                                                      2,332,007
                                                                  -------------

COMPUTER SYSTEMS (1.6%)
BBN Corp.+.......................................         1,800          40,500
Compaq Computer Corp.............................         8,800         653,400
Hewlett-Packard Co...............................        28,500       1,432,125
International Business Machines Corp.............        14,600       2,204,600
Sapient Corp.+...................................           400          16,650
Sun Microsystems, Inc.+..........................        12,400         318,525
Vanstar Corp.+...................................           700          17,150
                                                                  -------------
                                                                      4,682,950
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

ELECTRONICS (0.8%)
Adept Technology, Inc.+..........................         3,200   $      23,200
Bay Networks, Inc.+..............................         3,600          75,150
Cisco Systems, Inc.+.............................        30,600       1,948,838
Flextronics International, Ltd...................           400          11,200
Gemstar International Group Ltd..................           500           8,688
Harris Corp......................................         1,900         130,388
Itron, Inc.+.....................................         2,200          38,500
Microchip Technology, Inc........................           300          15,263
Nimbus CD International, Inc.+...................         2,700          23,288
Sensormatic Electronics Corp.....................         3,300          55,275
                                                                  -------------
                                                                      2,329,790
                                                                  -------------

INFORMATION PROCESSING (0.2%)
BA Merchant Services, Inc........................           700          12,513
Checkfree Corp.+.................................         1,500          25,594
DST Systems, Inc.+...............................           800          25,100
First Data Corp..................................        14,600         532,900
National Processing, Inc.+.......................           400           6,400
                                                                  -------------
                                                                        602,507
                                                                  -------------

SEMICONDUCTORS (1.4%)
Actel Corp.+.....................................         4,200         100,013
Advanced Technology Materials, Inc.+.............         4,600          79,925
Altera Corp......................................         1,800         130,838
Applied Materials, Inc.+.........................         4,100         147,344
Credence Systems Corp.+..........................         1,000          19,938
ESS Technology, Inc.+............................         1,100          30,938
Intel Corp.......................................        23,300       3,050,844
Micrel, Inc......................................         1,900          59,613
National Semiconductor Corp......................         2,500          60,938
Oak Technology, Inc.+............................         3,600          40,725
SDL, Inc.+.......................................         4,050         105,300
Silicon Valley Group, Inc........................           300           6,019
                                                                  -------------
                                                                      3,832,435
                                                                  -------------

TELECOMMUNICATION EQUIPMENT (0.4%)
Digital Microwave Corp.+.........................         2,700          75,094
General Instrument Corp.+........................         5,600         121,100
Lucent Technologies, Inc.........................        17,500         809,375
P-COM, Inc.+.....................................         1,000          29,750
Proxim Inc.+.....................................         1,100          25,438

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATION EQUIPMENT (CONTINUED)
Scientific-Atlanta, Inc..........................         3,200   $      48,000
Wireless One, Inc.+..............................           200           1,350
                                                                  -------------
                                                                      1,110,107
                                                                  -------------
TELECOMMUNICATION SERVICES (0.3%)
Airtouch Communications, Inc.+...................        24,200         611,050
ICG Communications, Inc.+........................         1,100          19,388
Omnipoint Corp.+.................................         1,200          23,025
Paging Network, Inc.+............................         9,500         145,469
Premiere Technologies, Inc.+.....................         2,600          65,650
                                                                  -------------
                                                                        864,582
                                                                  -------------

TELECOMMUNICATIONS (0.0%)*
DSP Communications, Inc..........................           300           5,794
TCI Satellite Entertainment, Inc. -A+............         3,100          30,806
                                                                  -------------
                                                                         36,600
                                                                  -------------
  TOTAL TECHNOLOGY...............................                    19,207,937
                                                                  -------------

TRANSPORTATION (0.6%)
AIRLINES (0.1%)
AMR Corp.........................................         2,900         255,563
Mesa Airlines, Inc.+.............................         4,000          27,500
Southwest Airlines Co............................         4,200          92,925
                                                                  -------------
                                                                        375,988
                                                                  -------------

RAILROADS (0.4%)
Burlington Northern Santa Fe.....................         3,700         319,588
CSX Corp.........................................         5,100         215,475
Genesee & Wyoming Inc.+..........................         1,500          50,625
Union Pacific Corp...............................        10,600         637,325
                                                                  -------------
                                                                      1,223,013
                                                                  -------------

TRUCK & FREIGHT CARRIERS (0.1%)
Allied Holdings, Inc.+...........................           800           6,200
American Freightways Corp.+......................         3,100          34,100
Caliber System, Inc..............................         2,100          40,425
Consolidated Freightways Corp.+..................         1,000           9,000
Consolidated Freightways, Inc....................         1,900          42,275
Rollins Truck Leasing Corp.......................         4,700          59,338
Ryder System, Inc................................         2,000          56,250
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TRUCK & FREIGHT CARRIERS (CONTINUED)
USA Truck, Inc.+.................................         1,000   $       8,375
Werner Enterprises, Inc..........................         2,400          43,650
                                                                  -------------
                                                                        299,613
                                                                  -------------
  TOTAL TRANSPORTATION...........................                     1,898,614
                                                                  -------------

UTILITIES (3.8%)
ELECTRIC (1.1%)
Allegheny Power System, Inc......................         4,000         121,500
Baltimore Gas & Electric Co......................         2,000          53,500
Black Hills Corp.................................           400          11,250
Calpine Corp.+...................................         1,000          20,000
Central Hudson Gas & Electric....................         3,900         122,363
Central Louisiana Electric.......................         2,700          74,588
Cinergy Corp.....................................         5,200         173,550
Consolidated Edison Co. of New York, Inc.........         7,700         225,225
Dominion Resources, Inc..........................         5,900         227,150
Edison International.............................        14,200         282,225
New England Electric System......................         2,000          69,750
Northeast Utilities..............................         3,700          49,025
Northern States Power Co.........................         4,300         197,263
Pacific Gas & Electric Co........................        13,700         287,700
Pinnacle West Capital Corp.......................         2,600          82,550
Portland General Corp............................         3,400         142,800
Potomac Electric Power Co........................         3,200          82,400
Saint Joseph Light & Power Co....................           800          12,300
Southern Co......................................        22,100         500,013
Unicom Corp......................................         6,500         176,313
Union Electric Co................................         3,100         119,350
                                                                  -------------
                                                                      3,030,815
                                                                  -------------

NATURAL GAS (0.1%)
Consolidated Natural Gas Company.................         2,400         132,600
New Jersey Resources Corp........................           500          14,625
Providence Energy Corp...........................         1,600          28,000
United Cities Gas Co.............................         3,300          75,488
Wicor, Inc.......................................           800          28,700
                                                                  -------------
                                                                        279,413
                                                                  -------------

TELEPHONE (2.5%)
Ameritech Corp...................................        13,200         800,250
AT & T Corp......................................        39,000       1,696,500
Bell Atlantic Corp...............................        10,500         679,875

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELEPHONE (CONTINUED)
Frontier Corp....................................         2,600   $      58,825
GTE Corp.........................................        23,100       1,051,050
MCI Communications Corp..........................        26,500         866,219
MFS Communications Company, Inc.+................        12,500         679,688
NYNEX Corp.......................................        10,600         510,125
SBC Communications, Inc..........................         1,000          51,750
Sprint Corp......................................        10,500         418,688
US West Communications Group.....................        11,500         370,875
WorldCom, Inc.+..................................         1,900          49,519
                                                                  -------------
                                                                      7,233,364
                                                                  -------------
WATER (0.1%)
American Water Works, Inc........................         2,100          43,313
E'Town Corp......................................         1,400          44,275
SJW Corp.........................................           400          18,750
Southern California Water Co.....................         2,000          43,500
                                                                  -------------
                                                                        149,838
                                                                  -------------
  TOTAL UTILITIES................................                    10,693,430
                                                                  -------------
  TOTAL UNITED STATES COMMON STOCK (COST
   $91,741,238)..................................                   117,083,702
                                                                  -------------
  TOTAL COMMON STOCK (COST $118,717,507).........                   149,470,840
                                                                  -------------
PREFERRED STOCK (0.3%)
AUSTRALIA (0.0%)*
News Corporation Ltd. (Broadcasting &
  Publishing)....................................         2,200           9,785
                                                                  -------------
GERMANY (0.3%)
Henkel KGAA (Chemicals)..........................         3,190         160,006
Jungheinrich AG (Machinery)......................           760          85,809
MAN AG (Automotive)..............................           561         112,301
RWE AG (Utilities)...............................         5,490         185,243
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)
SAP AG (Computer Software).......................           680   $      94,867
Volkswagen AG (Automotive).......................           700         224,611
                                                                  -------------
                                                                        862,837
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $809,195)..........                       872,622
                                                                  -------------
RIGHTS (0.0%)*
UNITED KINGDOM (0.0%)*
Allied Colloids Group PLC, Expiring 01/01/97
  (Chemicals) (cost $0)+.........................         3,714             159
                                                                  -------------
WARRANTS (0.1%)
GERMANY (0.1%)
Volkswagen AG, Expiring 10/27/98 (Automotive)+...           324          48,355
                                                                  -------------

JAPAN (0.0%)*
Canon Sales Co. Inc., Expiring 11/11/97
  (Merchandising)+...............................           130          12,489
Dowa Mining Co. Ltd., Expiring 12/09/97 (Metals &
  Mining)+.......................................            20           7,250
Lion Corp., Expiring 06/18/99 (Industrial)+......           120          12,422
Maeda Corp., Expiring 02/05/97 (Construction &
  Housing)+......................................            10             500
                                                                  -------------
                                                                         32,661
                                                                  -------------

SINGAPORE (0.0%)*
United Overseas Land Ltd., Expiring 06/09/97
  (Real Estate)..................................           776             355
                                                                  -------------

SWITZERLAND (0.0%)*
Schweizerischer Bankverein, Expiring 6/30/00
  (Banking)+.....................................            55             152
                                                                  -------------
  TOTAL WARRANTS (COST $122,459).................                        81,523
                                                                  -------------
  TOTAL EQUITY SECURITIES (COST $119,649,161)....                   150,425,144
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FIXED INCOME SECURITIES (34.2%)
CONVERTIBLE BONDS (0.2%)

                                                       (IN JPY)
                                                   ------------
JAPAN (0.2%)
BOT Cayman Finance Ltd., 4.25% due 03/31/49
  (Financial Services)...........................    30,000,000   $     331,481
Daido Hoxan Inc., 1.60% due 03/29/02
  (Chemicals)....................................    10,000,000          85,724
NEC Corp., 1.90% due 03/30/01 (Computer
  Systems).......................................     8,000,000          99,940
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................    10,000,000         102,955
                                                                  -------------
  TOTAL CONVERTIBLE BONDS (COST $655,085)........                       620,100
                                                                  -------------
COLLATERIZED OBLIGATIONS (4.9%)

                                                       (IN USD)
                                                   ------------
FINANCE (4.9%)
Access Financial Corp., Series 1995-1, 6.38% due
  05/15/21.......................................  $  3,000,000       2,980,980
Aegis Auto Receivables Trust, Series 1996-3,
  Class A, Sequential Payer, Callable, (144A),
  8.80% due 03/20/02.............................     1,360,485       1,405,977
American Southwest Financial Corp., Series 60,
  Class D, 8.90% due 03/01/18....................     1,989,980       2,072,764
Caterpillar Financial Asset Trust, Series 1996-A,
  6.30% due 05/25/02.............................       500,000         500,725
Green Tree Financial Corp., Series 1994-1, 7.20%
  due 04/15/19...................................     3,000,000       3,074,730
Green Tree Financial Corp., Series 92-1, Class
  A3, 6.70% due 10/15/17.........................     1,000,000       1,003,140
Premier Auto Trust, Series 1993-6, 4.65% due
  11/02/99.......................................       967,195         958,625
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)
Resolution Trust Corp. Mortgage Pass Thru, Series
  1993-C1, 6.73% due 05/25/24....................  $     24,059   $      24,089
World Omni Automobile Lease Securitization Trust,
  Series 1996-A, Class A1, Sequential Payer,
  Callable, 6.30% due 06/25/02...................     2,000,000       2,006,020
                                                                  -------------
  TOTAL COLLATERIZED OBLIGATIONS (COST
   $13,937,278)..................................                    14,027,050
                                                                  -------------

CORPORATE OBLIGATIONS (6.2%)
BASIC INDUSTRIES (0.2%)
FOREST PRODUCTS & PAPER (0.1%)
Buckeye Cellulose Corp., 8.50% due 12/15/05......       200,000         200,000
                                                                  -------------

METALS & MINING (0.1%)
Ryerson Tull, Inc., 9.13% due 07/15/06...........       200,000         209,500
                                                                  -------------
                                                                        409,500
                                                                  -------------

CONSUMER GOODS & SERVICES (0.5%)
AUTOMOTIVE (0.1%)
Ford Motor Co., 9.95% due 02/15/32...............       300,000         387,495
                                                                  -------------

BROADCASTING & PUBLISHING (0.2%)
Tele-Communications, Inc., 10.13% due 04/15/22...       430,000         468,033
                                                                  -------------

RETAIL (0.1%)
Federated Department Stores, Inc., 8.13% due
  10/15/02.......................................       200,000         205,518
                                                                  -------------

TEXTILES & APPAREL (0.1%)
WestPoint Stevens, Inc., 8.75% due 12/15/01......       350,000         359,625
                                                                  -------------
                                                                      1,420,671
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (3.4%)
BANKING (2.2%)
Chase Manhattan Corp. - New Shares, 10.13% due
  11/01/00.......................................  $    800,000   $     891,984
First Union Corp., 6.55% due 10/15/35............     2,800,000       2,770,572
Midland Bank PLC, 7.63% due 06/15/06.............       560,000         578,150
NationsBank Corp., 6.50% due 08/15/03............     2,000,000       1,970,600
                                                                  -------------
                                                                      6,211,306
                                                                  -------------

FINANCIAL SERVICES (0.7%)
Ford Motor Credit, 8.63% due 01/24/00............     1,140,000       1,209,112
Guangdong International Trust & Investment Corp.,
  (144A), 8.75% due 10/24/16.....................       500,000         507,145
Sampoerna Intl. (144A), 8.38% due 06/15/06.......       200,000         202,800
                                                                  -------------
                                                                      1,919,057
                                                                  -------------

INSURANCE (0.5%)
Metropolitan Life Insurance Co. (144A), 7.00% due
  11/01/05.......................................     1,500,000       1,482,465
                                                                  -------------
                                                                      9,612,828
                                                                  -------------

HEALTHCARE (0.2%)
HEALTH SERVICES (0.2%)
Tenet Healthcare Corp., 10.13% due 03/01/05......       500,000         551,875
                                                                  -------------

TECHNOLOGY (1.0%)
ELECTRONICS (1.0%)
Sensormatic Electronics Corp., 7.74% due
  03/29/06.......................................     3,000,000       2,985,000
                                                                  -------------

TRANSPORTATION (0.2%)
TRANSPORT & SERVICES (0.2%)
Teekay Shipping Corp., 8.32% due 02/01/08........       500,000         500,000
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

UTILITIES (0.7%)
TELEPHONE (0.0%)*
Philippine Long Distance Telephone, 10.63% due
  02/06/04.......................................  $    150,000   $     170,063
                                                                  -------------

WATER (0.7%)
Hydro Quebec, 8.88% due 03/01/26.................     1,800,000       2,072,286
                                                                  -------------
                                                                      2,242,349
                                                                  -------------
  TOTAL CORPORATE OBLIGATIONS (COST
   $17,659,614)..................................                    17,722,223
                                                                  -------------

GOVERNMENT OBLIGATIONS (0.0%)*
ITALY (0.0%)*
Republic of Italy, 6.50% due 06/28/01 (cost
  $6,498)........................................    10,000,000           6,643
                                                                  -------------

U.S. GOVERNMENT AGENCY
 OBLIGATIONS (11.0%)
FEDERAL HOME LOAN MORTGAGE CORP. (2.2%)
Federal Home Loan PC 200052, 8.50% due
  09/01/01.......................................        19,609          20,153
Federal Home Loan PC 219744, 8.50% due
  07/01/02.......................................       231,236         237,688
Federal Home Loan PC 219745, 8.50% due
  07/01/02.......................................       564,320         580,076
Federal Home Loan PC D76007, 8.00% due
  11/01/26.......................................     2,326,037       2,371,092
Federal Home Loan PC E64204, 8.00% due
  05/01/11.......................................       265,082         272,687
Federal Home Loan PC E64710, 8.00% due
  06/01/11.......................................       536,897         552,306
Federal Home Loan PC E64838, 8.00% due
  07/01/11.......................................       672,332         691,634
Federal Home Loan PC E64845, 8.00% due
  07/01/11.......................................       608,474         625,943
Federal Home Loan PC E64901, 8.00% due
  07/01/11.......................................       327,888         337,299
Federal Home Loan PC E64928, 8.00% due
  08/01/11.......................................       508,012         522,556
                                                                  -------------
                                                                      6,211,434
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.1%)
FNMA Pool 365833, 8.00% due 12/01/26.............  $  4,289,451   $   4,367,219
FNMA REMIC, 6.50% due 01/25/23...................     7,400,000       7,242,158
                                                                  -------------
                                                                     11,609,377
                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION (4.7%)
GNMA Pool 180922, 7.50% due 12/15/23.............        22,629          22,636
GNMA Pool 323388, 7.00% due 04/15/24.............       476,527         467,053
GNMA Pool 333096, 7.00% due 06/15/23.............       387,616         380,213
GNMA Pool 333864, 7.00% due 07/15/23.............       416,662         408,016
GNMA Pool 337448, 7.00% due 06/15/23.............        88,289          86,526
GNMA Pool 342722, 7.00% due 06/15/23.............       405,759         397,567
GNMA Pool 344934, 7.00% due 07/15/23.............        93,707          91,935
GNMA Pool 348471, 7.00% due 05/15/23.............       363,520         356,907
GNMA Pool 351588, 7.00% due 07/15/23.............       396,867         389,227
GNMA Pool 353265, 7.00% due 05/15/23.............        91,590          89,832
GNMA Pool 353295, 7.00% due 02/15/24.............       401,087         393,045
GNMA Pool 353312, 7.00% due 04/15/24.............       490,135         479,832
GNMA Pool 353972, 7.00% due 07/15/23.............       360,807         354,070
GNMA Pool 354303, 7.00% due 06/15/23.............       374,047         366,963
GNMA Pool 354729, 7.50% due 01/15/24.............       357,315         357,426
GNMA Pool 355842, 7.00% due 01/15/24.............        69,200          67,870
GNMA Pool 359017, 7.00% due 07/15/23.............       380,280         372,834
GNMA Pool 364318, 7.00% due 08/15/23.............       123,995         121,514
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION (CONTINUED)
GNMA Pool 366787, 7.50% due 05/15/24.............  $    650,229   $     650,430
GNMA Pool 371518, 7.00% due 03/15/24.............       479,677         469,958
GNMA Pool 371587, 7.00% due 01/15/24.............        68,778          67,446
GNMA Pool 372374, 8.00% due 09/15/26.............       428,386         437,087
GNMA Pool 376317, 7.50% due 01/15/24.............        93,258          93,287
GNMA Pool 376371, 7.00% due 01/15/24.............        83,534          81,880
GNMA Pool 376375, 7.50% due 01/15/24.............       217,246         217,313
GNMA Pool 383453, 7.00% due 01/15/24.............       400,311         392,569
GNMA Pool 388990, 7.50% due 07/15/22.............       203,561         203,624
GNMA Pool 400204, 7.50% due 05/15/24.............        56,873          56,891
GNMA Pool 421005, 8.00% due 06/15/31.............     2,136,902       2,169,618
GNMA Pool 423605, 8.00% due 08/15/26.............       678,031         691,801
GNMA Pool 430543, 8.00% due 06/15/26.............     1,337,554       1,364,706
GNMA Pool 780404, 12.00% due 07/15/26............     1,286,058       1,469,900
                                                                  -------------
                                                                     13,569,976
                                                                  -------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
   $31,005,361)..................................                    31,390,787
                                                                  -------------

U.S. TREASURY OBLIGATIONS (11.9%)
U.S. TREASURY BONDS (7.4%)
United States Treasury Bonds, 11.13% due
  08/15/03.......................................     1,085,000       1,362,619
United States Treasury Bonds, 12.00% due
  08/15/13.......................................     7,000,000      10,014,060

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
U.S. TREASURY BONDS (CONTINUED)
United States Treasury Bonds, 8.50% due
  02/15/20.......................................  $  7,557,000   $   9,078,148
United States Treasury Bonds, 6.00% due
  02/15/26.......................................       500,000         455,065
                                                                  -------------
                                                                     20,909,892
                                                                  -------------

U.S. TREASURY NOTES (4.5%)
United States Treasury Notes, 7.75% due
  11/30/99.......................................     3,600,000       3,760,812
United States Treasury Notes, 6.38% due
  03/31/01.......................................     2,960,000       2,980,158
United States Treasury Notes, 6.25% due
  04/30/01.......................................     2,500,000       2,505,650
United States Treasury Notes, 6.63% due
  06/30/01.......................................     3,615,000       3,672,189
                                                                  -------------
                                                                     12,918,809
                                                                  -------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST
   $32,943,258)..................................                    33,828,701
                                                                  -------------
  TOTAL FIXED INCOME SECURITIES (COST
   $96,207,094)..................................                    97,595,504
                                                                  -------------

SHORT-TERM INVESTMENTS (11.8%)
OTHER INVESTMENT COMPANIES (0.0%)*
Seven Seas Money Market Fund, 5.12%..............           927             927
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.8%)
Federal Home Loan Bank AGN Discount Note, 6.50%
  due 01/02/97...................................    33,550,000      33,543,942
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

U.S. TREASURY OBLIGATIONS (0.0%)*
United States Treasury Bills, due 06/19/97.......  $    100,000   $      97,671
  TOTAL SHORT-TERM INVESTMENTS (COST
   $33,642,540)..................................                    33,642,540
                                                                  -------------
TOTAL INVESTMENTS (COST $249,498,795) (98.9%)..................
                                                                    281,663,188
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)...................
                                                                      3,083,119
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 284,746,307
                                                                  -------------
                                                                  -------------

------------------------------
+ Non-income producing securities.

* Less than 0.01%.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - Securities whose value is determined or significantly influenced by trading on exchanges not located in the US or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

Note: Based on the cost of investments of $250,582,310 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation was $34,839,003, and the aggregate gross unrealized depreciation was $3,758,125, resulting in net unrealized appreciation of $31,080,878.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                                       PERCENT OF
                                                                                                       PORTFOLIO
                                                                                                      ------------
U.S. Government Agency/Treasury Obligations.........................................................        23.2%
Financial Services..................................................................................         7.2%
Banking.............................................................................................         7.1%
Food & Beverages....................................................................................         3.9%
Pharmaceuticals.....................................................................................         3.2%
Insurance...........................................................................................         3.0%
Telephone...........................................................................................         2.6%
Retail..............................................................................................         2.5%
Oil-Production......................................................................................         2.4%
Diversified Manufacturing...........................................................................         2.4%
Electronics.........................................................................................         2.1%
Chemicals...........................................................................................         2.0%
Oil-Services........................................................................................         1.8%
Computer Systems....................................................................................         1.7%
Health Services.....................................................................................         1.7%
Automotive..........................................................................................         1.7%
Electric............................................................................................         1.5%
Entertainment.......................................................................................         1.4%
Semi-Conductors.....................................................................................         1.4%
Household Products..................................................................................         1.2%
Metals & Mining.....................................................................................         1.2%
Aerospace...........................................................................................         1.2%
Telecommunications..................................................................................         1.0%
Broadcasting & Publishing...........................................................................         1.0%
Computer Software...................................................................................         0.9%
Water...............................................................................................         0.8%
Forest Products & Paper.............................................................................         0.7%
Pollution Control...................................................................................         0.6%
Machinery...........................................................................................         0.6%
Electrical Equipment................................................................................         0.6%
Railroads...........................................................................................         0.5%
Capital Goods.......................................................................................         0.5%
Gas Exploration.....................................................................................         0.4%
Building Materials..................................................................................         0.4%
Natural Gas.........................................................................................         0.3%
Real Estate Investment Trusts.......................................................................         0.3%
Utilities...........................................................................................         0.3%
Textiles & Apparel..................................................................................         0.3%
Miscellaneous.......................................................................................         2.5%
Short Term Investments..............................................................................        11.9%
                                                                                                      ------------
                                                                                                           100.0%
                                                                                                      ------------
                                                                                                      ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $249,498,795)           $281,663,188
Cash                                                    940,071
Foreign Currency at Value (Cost $661,717)               663,379
Dividends and Interest Receivable                     1,826,009
Receivable for Investments Sold                         636,783
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     88,683
Foreign Tax Reclaim Receivable                           56,241
Receivable for Expense Reimbursement                     46,870
Prepaid Trustees' Fees                                    1,856
Deferred Organization Expenses                            1,514
Prepaid Expenses and Other Assets                         1,093
                                                   ------------
    Total Assets                                    285,925,687
                                                   ------------

LIABILITIES
Payable for Investments Purchased                       521,204
Variation Margin Payable                                339,130
Advisory Fee Payable                                    133,238
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                     92,369
Custody Fee Payable                                      45,293
Administrative Services Fee Payable                       7,683
Administration Fee Payable                                  794
Fund Services Fee Payable                                   394
Accrued Expenses                                         39,275
                                                   ------------
    Total Liabilities                                 1,179,380
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $284,746,307
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $59,212 )                                                   $ 1,755,422
Interest Income (Net of Foreign Withholding Tax
  of $23 )                                                         4,160,562
                                                                 -----------
    Investment Income                                              5,915,984

EXPENSES
Advisory Fee                                       $   817,431
Custodian Fees and Expenses                            203,994
Administrative Services Fee                             45,683
Professional Fees and Expenses                          25,669
Printing Expenses                                        7,404
Administration Fee                                       6,246
Fund Services Fee                                        5,240
Trustees' Fees and Expenses                              2,015
Amortization of Organization Expense                       504
Miscellaneous                                            2,005
                                                   -----------
    Total Expenses                                   1,116,191
Less: Reimbursement of Expenses                       (138,079)
                                                   -----------

NET EXPENSES                                                         978,112
                                                                 -----------
NET INVESTMENT INCOME                                              4,937,872

NET REALIZED GAIN ON
  Investment Transactions (including $20,660 net
    realized loss from futures contracts)            9,551,457
  Foreign Currency Transactions                        207,829
                                                   -----------
    Net Realized Gain                                              9,759,286

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investment (including $23,989 net unrealized
    appreciation from futures contracts)            10,214,086
  Foreign Currency Contracts and Translations          (78,639)
                                                   -----------
    Net Change in Unrealized Appreciation                         10,135,447
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $24,832,605
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   DECEMBER 31, 1996     YEAR ENDED
                                                      (UNAUDITED)      JUNE 30, 1996
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,937,872    $    6,827,153
Net Realized Gain on Investment and Foreign
  Currency Transactions                                   9,759,286        14,992,967
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations           10,135,447         9,523,570
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         24,832,605        31,343,690
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            99,917,785        99,908,688
Withdrawals                                             (85,985,635)      (72,347,617)
                                                   -----------------   --------------
    Net Increase from Investors' Transactions            13,932,150        27,561,071
                                                   -----------------   --------------
    Total Increase in Net Assets                         38,764,755        58,904,761
NET ASSETS
Beginning of Period                                     245,981,552       187,076,791
                                                   -----------------   --------------
End of Period                                      $    284,746,307    $  245,981,552
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE
                                                                         FISCAL       FOR THE PERIOD
                                                        FOR THE        YEAR ENDED      JULY 8, 1993
                                                   SIX MONTHS ENDED     JUNE 30,     (COMMENCEMENT OF
                                                   DECEMBER 31, 1996   -----------    OPERATIONS) TO
                                                      (UNAUDITED)      1996   1995    JUNE 30, 1994
                                                   -----------------   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.65%(a) 0.65% 0.65%             0.70%(a)
  Net Investment Income                                        3.30%(a) 3.35% 3.71%             2.88%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                      0.09%(a) 0.17% 0.32%             0.48%(a)
Portfolio Turnover                                               57%(b)  144%  136%              115%(b)
Average Broker Commissions                         $         0.0089      --     --                --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data; and general market conditions. Portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At December 31, 1996, the Portfolio had open forward currency contracts as follows:

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY
CONTRACTS
                                                                 U.S.         NET
                                                                DOLLAR    UNREALIZED
                                                               VALUE AT   APPRECIATION/
PURCHASE CONTRACTS                               COST/PROCEEDS  12/31/96  (DEPRECIATION)
-----------------------------------------------  -----------  ----------  -----------
French Franc 1,050,624, expiring 01/28/97......   $ 208,000   $  202,951   $  (5,049)
German Mark 1,333,355, expiring 01/28/97.......     888,000      868,197     (19,803)
Japanese Yen 179,635,530, expiring 01/28/97....   1,612,000    1,556,825     (55,175)


SALES CONTRACTS
-----------------------------------------------
French Franc 7,093,522, expiring 01/28/97......   $1,368,824  $1,370,271   $  (1,447)
German Mark 3,315,208, expiring 01/28/97.......   2,154,812    2,158,656      (3,844)
Japanese Yen 323,427,950, expiring 01/28/97....   2,884,645    2,803,013      81,632
                                                                          -----------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS............................                            $  (3,686)
                                                                          -----------
                                                                          -----------

    d)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended December 31, are summarized as follows:

                                                                                            PRINCIPAL AMOUNT
                                                                     NUMBER OF CONTRACTS      OF CONTRACTS
                                                                   -----------------------  ----------------
Contracts open at beginning of year..............................                20          $    2,228,508
Contracts opened.................................................               248              38,809,859
Contracts closed.................................................              (251)            (39,978,769)
                                                                   -----------------------  ----------------
Contracts open at end of year....................................                17          $    1,059,598
                                                                   -----------------------  ----------------
                                                                   -----------------------  ----------------

SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1996

                                                                                               NET UNREALIZED
                                                                                               APPRECIATION/
                                                                        CONTRACTS LONG         (DEPRECIATION)
                                                                   -------------------------  ----------------
Australian All Ord. Index, expiring March 1997...................                 15             $   13,194
Financial Times-Stock Exchange 100-Share Index, expiring March
 1997............................................................                  2                  9,314
                                                                   -------------------------  ----------------
Totals...........................................................                 17             $   22,508
                                                                   -------------------------  ----------------
                                                                   -------------------------  ----------------

    e)The Portfolio incurred organization expenses in the amount of $5,000. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    f)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discount, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    g)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.55% of the Portfolio's average daily net assets. For the six months ended December 31, 1996, this fee amounted to $817,431.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from July 1, 1996 through July 31, 1996, such fees amounted to $2,938. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and JPM Series Trust. For the period August 1, 1996 through December 31, 1996, the fee for those services amounted to $3,308.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from July 1, 1996 through July 31, 1996, the fee for these services amounted to $5,686.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

      After July 31, 1996, the Services Agreement was amended such that the aggregate complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios, for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 through December 31, 1996, the fee for these services amounted to $39,997.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio through October 31, 1997. For the six months ended December 31, 1996, Morgan has agreed to reimburse the Portfolio $138,079 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,240 for the six months ended December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended December 31, 1996 were as follows:

                                                                                      COST OF       PROCEEDS FROM
                                                                                     PURCHASES          SALES
                                                                                  ---------------  ---------------
U.S. Government and Agency Obligations..........................................  $   114,015,635  $    66,406,925
Equity, Corporate and Collateralized Obligations................................       44,432,549      102,015,259
                                                                                  ---------------  ---------------
                                                                                  $   158,448,184  $   168,422,184
                                                                                  ---------------  ---------------
                                                                                  ---------------  ---------------

44